Stock Based Compensation - Additional Information (Details) - USD ($)	4 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	May 07, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted		3,106,929
Shares granted fair value		$ 2.55
Unrecognized compensation cost		$ 4,243,715
Unrecognized compensation cost expected to recognized period		2 years 3 months 18 days
Number of shares, Vested		1,119,091
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common shares issued	58,163,341	58,163,341	100
Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, par value	$ 0.001	$ 0.001
Common shares issued	1,060,753	1,060,753
General and Administrative Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense		$ 3,638,114
Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted		3,106,929
Shares granted fair value		$ 2.55
Share based compensation arrangement, dividend payment	$ 0